Warrants - Schedule of Warrants Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Number of Shares, Warrants Outstanding Beginning	10,930,991	940,415	1,895,767
Number of Shares, Warrants granted	2,720,060	10,386,181	386,678
Number of Shares, Warrants expired/cancelled		(46,667)	(56,486)
Number of Shares, Warrants exercised		(348,938)	(1,285,544)
Number of Shares, Warrants Outstanding Ending	13,651,050	10,930,991	940,415
Weighted-Average Exercise Price, Outstanding Beginning	$ 3.07	$ 3.60	$ 1.95
Weighted-Average Exercise Price, granted	1.31	2.97	5.10
Weighted-Average Exercise Price, exercised		7.29	1.05
Weighted-Average Exercise Price, expired/cancelled		1.17	1.80
Weighted-Average Exercise Price, Outstanding Ending	$ 2.72	$ 3.07	$ 3.60
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning	4 years 2 months 30 days		2 years 7 months 13 days
Weighted Average Remaining Contractual Life (Years), Outstanding Ending	4 years 1 month 13 days	4 years 2 months 30 days	2 years 3 months 26 days
Aggregate Intrinsic Value Outstanding Beginning		$ 1,806,000
Aggregate Intrinsic Value Outstanding Ending			$ 1,806,000